Other Expenses (Summary of Detailed Information About Other Income and Expenses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income Expense [abstract]
Other (expenses) income	$ 204	$ 312
Gain on disposal of investment	19	0
Cloud computing transition adjustment	0	36
Integration and restructuring costs	(46)	(43)
Foreign exchange loss, net of related derivatives	31	39
Earnings of equity-accounted investees	(247)	(89)
Bad debts expense	12	(26)
Other expenses	(141)	(104)
Covid 19 Related Expenses	8	45
Customer prepayment costs	42	45
Project Feasibility	79	50
Consulting Expenses	29	4
Employee Special Recognition Award	61	0
Legal Exppenses	$ 21	$ 6